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DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
DAIMLERCHRYSLER AUTO TRUST 2006-B MONTHLY           DISTRIBUTION DATE: 10-OCT-06
SERVICER'S CERTIFICATE (KP)                                          PAGE 1 OF 2


Payment Determination Statement Number           5
Distribution Date                        10-Oct-06
Record Date                              06-Oct-06

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period            01-Sep-06          30-Sep-06
Accrual Period                08-Sep-06          09-Oct-06
30/360 Days                          30
Actual/360 Days                      32

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period           90,810    $1,382,896,305.25
Collections of Installment Principal                       29,897,473.55
Collections Attributable to Full Payoffs                   23,427,687.45
Principal Amount of Repurchases                                     0.00
Principal Amount of Gross Losses                            1,695,676.45
                                                       -----------------
Pool Balance - End of Period(EOP)            88,364    $1,327,875,467.80
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,624,999,894.17
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 81.72%

Ending Overcollateralization(O/C) Amount                      $  121,076,726.85
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             110.033%

Cumulative Net Losses                                         $    2,172,316.95
Net Loss Ratio (3 mos weighted avg.)                                      0.576%
Cumulative Recovery Ratio                                                43.899%

                                    $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
                                 -------------   ------------------   -------------
Delinquency Information:(1)
   31-60 Days Delinquent         13,602,861.64         1.024%              833
   61-90 Days Delinquent          1,695,912.30         0.128%              108
   91-120 Days Delinquent           222,272.60         0.017%               12
   121 Days or More Delinquent       25,607.82         0.002%                2
   Reposessions                   3,143,313.02         0.237%              157

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        5,087,105.74
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.31098%

                                           CURRENT MONTH   PRIOR MONTH
                                           -------------   -----------
Weighted Average A.P.R.                        7.162%         7.160%
Weighted Average Remaining Term (months)       46.19          47.00
Weighted Average Seasoning (months)            18.11          17.23

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
DAIMLERCHRYSLER AUTO TRUST 2006-B MONTHLY           DISTRIBUTION DATE: 10-OCT-06
SERVICER'S CERTIFICATE (KP)                                          PAGE 2 OF 2


CASH SOURCES                                                    O/C RELEASE (Prospectus pg S31-S32)
   Collections of Installment Principal       $ 29,897,473.55   Pool Balance                          $1,327,875,467.80
   Collections Attributable to Full Payoffs     23,427,687.45   Yield Supplement O/C Amount              (69,710,571.85)
                                                                                                      -----------------
   Principal Amount of Repurchases                       0.00   Adjusted Pool Balance                 $1,258,164,895.95
   Recoveries on Loss Accounts                     740,396.77
   Collections of Interest                       8,120,883.25   Total Securities                      $1,206,798,740.95
                                                                                                      -----------------
   Investment Earnings                             191,245.83
   Reserve Account                               3,780,500.00   Adjusted O/C Amount                   $   51,366,155.00
                                              ---------------
   TOTAL SOURCES                              $ 66,158,186.85
                                              ===============
                                                                Target Overcollateralization Amount   $   62,908,244.80

CASH USES
   Servicer Fee                               $  1,152,413.59
                                                                O/C Release Period?                                  No
   A Note Interest                               5,407,193.45
   Priority Principal Distribution Amount                0.00
                                                                O/C Release                           $            0.00
   B Note Interest                                 207,247.50
   Reserve Fund                                  3,780,500.00
   Regular Principal Distribution Amount        55,610,832.31
   Distribution to Certificateholders                    0.00
                                              ---------------
   TOTAL CASH USES                            $ 66,158,186.85
                                              ===============

ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources          $ 66,158,186.85
Investment Earnings in Trust Account              (191,245.83)
Daily Collections Remitted                     (63,620,732.65)
Cash Reserve in Trust Account                   (3,780,500.00)
Servicer Fee (withheld)                         (1,152,413.59)
O/C Release to Seller                                    0.00
                                              ---------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT         ($2,586,705.22)
                                              ===============

                                                                             Principal    Principal per     Interest     Interest
NOTES                               Beginning Balance    Ending Balance       Payment       $1000 Face      Payment     $1000 Face
-----                               -----------------  -----------------  --------------  -------------  -------------  ----------
Class A-1 312,200,000.00 @ 5.1201%      62,409,573.26       6,798,740.95   55,610,832.31   178.1256640      284,038.45   0.9097964
Class A-2 450,000,000.00 @ 5.30%       450,000,000.00     450,000,000.00            0.00     0.0000000    1,987,500.00   4.4166667
Class A-3 570,000,000.00 @ 5.33%       570,000,000.00     570,000,000.00            0.00     0.0000000    2,531,750.00   4.4416667
Class A-4 134,700,000.00 @ 5.38%       134,700,000.00     134,700,000.00            0.00     0.0000000      603,905.00   4.4833333
Class B 45,300,000.00 @ 5.49%           45,300,000.00      45,300,000.00            0.00     0.0000000      207,247.50   4.5750000
                                    -----------------  -----------------  --------------                 -------------
   Total Notes                      $1,262,409,573.26  $1,206,798,740.95  $55,610,832.31                 $5,614,440.95
                                    =================  =================  ==============                 =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 32